Subordinated Debentures - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Subordinated Borrowing [Line Items]
Floating rate subordinated debentures	$ 9,251	$ 8,941	$ 9,371
Estimated fair value of debentures	8,270
Trust Preferred Securities [Member] | FCB Capital Trust II [Member]
Subordinated Borrowing [Line Items]
Variable rate trust preferred securities	$ 10,000	$ 10,000
Quarterly distributions, trust preferred securities	Three-month LIBOR plus 2.00%
LIBOR plus rate, percentage	2.00%
Interest rate on trust preferred securities	2.32%	2.23%
Maturity date of trust preferred securities	Apr. 15, 2035
Proceeds from the sale of the trust preferred securities and the issuance of common securities	$ 310
Floating rate subordinated debentures	10,310
Trust Preferred Securities [Member] | FCB Capital Trust III [Member]
Subordinated Borrowing [Line Items]
Variable rate trust preferred securities	$ 5,000	$ 5,000
Quarterly distributions, trust preferred securities	Three-month LIBOR plus 1.89%
LIBOR plus rate, percentage	1.89%
Interest rate on trust preferred securities	2.40%	2.13%
Maturity date of trust preferred securities	Jun. 15, 2037
Proceeds from the sale of the trust preferred securities and the issuance of common securities	$ 155
Floating rate subordinated debentures	$ 5,155